Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Lanvin Group Holdings Limited
Entity Central Index Key	0001922097
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	3701-02
Entity Address, Address Line Two	Tower S2, Bund Finance Center
Entity Address, Address Line Three	600 Zhongshan Rd East No.2
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200010
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	+1 (302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates